Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Multiple voting shares, par value (in dollars per share)	$ 0	$ 0
Multiple voting shares, shares authorized	0	0
Multiple voting shares, shares issued	4,754,979	0
Multiple voting shares, shares outstanding	4,754,979	0
Subordinate voting shares, par value (in dollars par share)	$ 0	$ 0
Subordinate voting shares, shares authorized	0	0
Subordinate voting shares, shares issued	38,563,405	0
Subordinate voting shares, shares outstanding	38,563,405	0
Exchangeable non-voting shares, par value (in dollars per share)	$ 0	$ 0
Exchangeable non-voting shares, shares authorized	0	0
Exchangeable non-voting shares, shares issued	18,256,784	23,191,563
Exchangeable non-voting shares, shares outstanding	18,256,784	23,191,563